NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

LOOMIS SAYLES INVESTMENT GRADE BOND FUND – CLASS J SHARES

Supplement dated September 16, 2009 to the Natixis Equity Funds Statement of Additional Information – Part I, the Natixis Income Funds Statement of Additional Information Part – I, the Natixis Funds Statement of Additional Information – Part II and the Loomis Sayles Investment Grade Bond Fund—Class J Statement of Additional Information, each dated February 1, 2009, the Natixis Equity Funds Statement of Additional Information – Part I and the Natixis Funds Statement of Additional Information – Part II, each dated May 1, 2009, as may be revised or supplemented from time to time.

LOOMIS SAYLES GLOBAL MARKETS FUND

LOOMIS SAYLES GROWTH FUND

LOOMIS SAYLES VALUE FUND

For each Fund, effective immediately, under the sub-section “Investment Restrictions,” restriction (7) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(15) Pledge its assets to the maximum extent permitted by applicable law.

LOOMIS SAYLES MID CAP GROWTH FUND

LOOMIS SAYLES RESEARCH FUND

For each Fund, effective immediately, under the sub-section “Investment Restrictions,” restriction (7) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(16) Pledge its assets to the maximum extent permitted by applicable law.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

LOOMIS SAYLES INVESTMENT GRADE BOND FUND – CLASS J

For each Fund, effective immediately, under the sub-section “Investment Restrictions,” restriction (7) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(17) Pledge its assets to the maximum extent permitted by applicable law.

LOOMIS SAYLES STRATEGIC INCOME FUND

Effective immediately, under the sub-section “Investment Restrictions,” restriction (5) is hereby deleted and the following paragraph is hereby added to the end of the sub-section:

The Fund may:

(13) Pledge its assets to the maximum extent permitted by applicable law.

HANSBERGER INTERNATIONAL FUND

VAUGHAN NELSON SMALL CAP VALUE FUND

For each Fund, effective immediately, under the sub-section “Investment Restrictions,” restriction (6) is hereby deleted and the following paragraph is hereby added to the end the sub-section:

The Fund may:

(14) Pledge its assets to the maximum extent permitted by applicable law.

NATIXIS U.S. DIVERSIFIED PORTFOLIO

Effective immediately, under the sub-section “Investment Restrictions,” restriction (6) is hereby deleted and the following paragraph is hereby added to the end the sub-section:

The Fund may:

(15) Pledge its assets to the maximum extent permitted by applicable law.

ALL FUNDS

Effective immediately, Robert Krantz is no longer an officer of the Natixis Equity Funds or the Natixis Income Funds. All references to Robert Krantz are hereby deleted.